Taxes - Schedule of Effective Tax Rate (Details)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax holiday	(10.00%)	(10.00%)
Permanent difference	0.10%	0.00%
Research and development deduction	(0.30%)	(0.60%)
Change in valuation allowance	2.00%	(0.90%)
Effective tax rate	16.80%	13.50%